                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05987

Morgan Stanley New York Municipal Money Market Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
        (Address of principal executive offices)                      (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: December 31, 2003

Date of reporting period: June 30, 2003

Item 1. Report to Shareholders

Welcome, Shareholder:
In this report, you'll learn about how your investment in Morgan Stanley New York Municipal Money Market Trust performed during the semiannual period. The portfolio management team will provide an overview of the market climate, and discuss some of the factors that helped or hindered performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments, as well as other information.

This material must be preceded or accompanied by a prospectus for the fund being offered. Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and, therefore, the value of the Fund shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.

Fund Report

For the six-month period ended June 30, 2003

MARKET CONDITIONS

The tax-free money market presented two challenges to investors in the first six months of 2003. First, additional easing by the Federal Reserve Board took rates to 45-year lows across the yield curve, and lowered the federal funds rate target to a scant 1 percent. Municipalities moved to capitalize on these low rates by issuing a wave of debt, which substantially increased supply in the market. While municipal securities certainly participated in the bond market rally, they lagged more-liquid Treasury securities. As a result, the ratio of municipal to Treasury yields (an indication of the relative attractiveness of municipal bonds) reached a historically high level with one-year municipals exceeding 90 percent of comparable Treasuries during most of the second quarter.

The second challenge was the ongoing deterioration of credit quality among state and other tax-based municipal issuers. Surpluses accumulated during better times have been depleted in many cases. States in particular are facing a severe budget crisis that has called for painful measures including tax increases and service cuts. While many of the states have made strides in dealing with their difficulties, there are still significant problems. For example, New York State has passed both income and sales tax increases, and has instituted some spending cuts. Even with these compromises, however, the State faces further budget challenges in the coming year. California's government has been less impressive in its efforts -- in spite of a $38 billion deficit, California's legislature had difficulties reaching an agreement on the budget, and the governor has been distracted by a potentially damaging recall effort. Like several other states, New York attempted to bolster its finances by issuing bonds backed by anticipated revenue from tobacco settlements; these bonds have been undermined by ongoing litigation and falling tobacco sales that have called into question the ability of the tobacco companies to make payment.

PERFORMANCE ANALYSIS

As of June 30, 2003, Morgan Stanley New York Municipal Money Market Trust had net assets of more than $71.3 million, and the average maturity of the Fund's portfolio was 37 days. For the seven-day period ended June 30, 2003, the Fund provided an effective annualized yield of 0.20 percent and a current annualized yield of 0.20 percent, while its 30-day average annualized yield was 0.27 percent. For the six-month period ended June 30, 2003, the Fund provided a total return of 0.18 percent and an annualized total return of 0.36 percent. Past performance is no guarantee of future results.

Our priority is to protect shareholders by emphasizing stability, quality and liquidity. In keeping with the Fund's long-term philosophy, we invested the portfolio conservatively during the period. With interest rates at multi-decade lows, the risk of rising interest rates became quite significant. This led us to take a very cautious approach toward the portfolio's interest-rate sensitivity by keeping the Fund's average maturity at the short end of its traditional range. Our purchases were focused on variable rate and short-to-moderate maturity commercial paper; we made relatively light commitments to longer fixed-rate obligations by the Fund's historical standard.

The Fund remained well diversified with holdings representing a broad group of financing sectors. Because of the weakness of the economy, we avoided direct obligations from troubled municipal governments in favor of bonds backed by specific revenue streams. We analyzed bonds from financially troubled sectors such as airport and health-care bonds especially closely before purchasing, and many of the securities we purchased offered credit enhancements, which maintained the Fund's ongoing commitment to high credit quality.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.

  PORTFOLIO COMPOSITION
  Variable Rate Municipal Obligations                    76.90%
  Commercial Paper                                       16.78
  Municipal Notes                                         6.32

  MATURITY SCHEDULE
  1-30 Days                                              82.45%
  31-60 Days                                              6.79
  61-90 Days                                              2.05
  91-120 Days                                             2.58
  121+ Days                                               6.13

Subject to change daily. All percentages are as a percentage of total investments. Provided for informational purposes only and should not be deemed as a recommendation to buy the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

INVESTMENT STRATEGY

1. THE FUND SEEKS A HIGH LEVEL OF DAILY INCOME FREE FROM BOTH FEDERAL AND NEW YORK STATE INCOME TAXES, CONSISTENT WITH STABILITY OF PRINCIPAL AND LIQUIDITY.

2. THE FUND INVESTS PRIMARILY IN HIGH QUALITY NEW YORK TAX-EXEMPT SECURITIES WITH SHORT-TERM MATURITIES SUCH AS MUNICIPAL BONDS, MUNICIPAL NOTES AND MUNICIPAL COMMERCIAL PAPER.

ANNUAL HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS TO INVESTORS WITH THE SAME LAST NAME AND WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME, UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 AM TO 8:00 PM, ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

Morgan Stanley New York Municipal Money Market Trust
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                              COUPON    DEMAND
THOUSANDS                                                              RATE+     DATE*        VALUE
-------------------------------------------------------------------------------------------------------
            New York Tax-Exempt Short-Term Variable Rate Municipal
            Obligations (77.1%)
            Jay Street Development Corporation,
 $  800       Fiscal 2001 Ser A-2....................................   0.95%   07/01/03   $   800,000
  3,000       Fiscal 2001 Ser A-3....................................   0.90    07/08/03     3,000,000
  3,500     Long Island Power Authority, Electric Ser 7 Subser 7 B
              (MBIA).................................................   0.95    07/08/03     3,500,000
  2,000     Nassau County Interim Finance Authority, Sales Tax Ser
              2002 B (FSA)...........................................   0.90    07/08/03     2,000,000
  3,365     New York City Cultural Resources Trust, American Museum
              of Natural History Ser 1993 A & B (MBIA)...............   0.85    07/08/03     3,365,000
  3,000     New York City Housing Development Corporation, James
              Tower Development 2002 Ser A...........................   0.90    07/08/03     3,000,000
  1,000     New York City Industrial Development Agency, National
              Audubon Society Inc Ser 1989...........................   0.98    07/01/03     1,000,000
  3,200     New York City Transitional Finance Authority, Recovery
              Fiscal 2003 Ser 1 Subser 1E............................   0.96    07/08/03     3,200,000
            New York State,
  1,500       Environmental Quality Ser 1998 G.......................   1.48    10/02/03     1,500,000
  1,895       Ser 2000 A.............................................   1.50    10/09/03     1,895,000
            New York State Dormitory Authority,
    700       Cornell University Ser 1990 B..........................   1.00    07/01/03       700,000
    850       The Metropolitan Museum of Art Ser A...................   0.90    07/08/03       850,000
  1,500       The New York Public Library Ser 1998 B (MBIA)..........   0.95    07/08/03     1,500,000
  3,000     New York State Energy Research & Development Authority,
              Keyspan Energy Co Ser 1997 A...........................   1.10    07/08/03     3,000,000
            New York State Housing Finance Agency,
  3,400       150 East 44th Street 2000 Ser A (AMT)..................   0.90    07/08/03     3,400,000
  3,200       750 Sixth Avenue 1998 Ser A (AMT)......................   1.10    07/08/03     3,200,000
  1,500       Historic Front Street 2003 Ser A.......................   0.97    07/08/03     1,500,000
  3,000     New York State Local Government Assistance Corporation,
              Sub Lien Ser 2003 A-7V (FGIC)..........................   0.90    07/08/03     3,000,000
  1,900     Niagara Falls Bridge Commission, Toll Bridge Refg Ser
              1993 A (FGIC)..........................................   0.85    07/08/03     1,900,000
  3,000     Oneida Indian Nation of New York, Ser 2002...............   1.00    07/08/03     3,000,000
            Port Authority of New York & New Jersey,
  1,200       Versatile Structure Ser 2++............................   0.90    07/01/03     1,200,000
    500       Versatile Structure Ser 4 (AMT)++......................   0.90    07/01/03       500,000
  2,000     St Lawrence County Industrial Development Agency,
              Reynolds Metals Co Ser 1995 (AMT)......................   1.05    07/08/03     2,000,000
  3,000     Suffolk County Water Authority, Ser 2003 BANs............   0.90    07/08/03     3,000,000

                       See Notes to Financial Statements
 4

Morgan Stanley New York Municipal Money Market Trust
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                              COUPON    DEMAND
THOUSANDS                                                              RATE+     DATE*          VALUE
---------------------------------------------------------------------------------------------------------
            Puerto Rico
 $3,000     Puerto Rico Highway & Transportation Authority,
              Transportation 1998 Ser A (Ambac)......................   0.95%   07/08/03     $ 3,000,000
                                                                                             -----------
            Total New York Tax-Exempt Short-Term Variable Rate Municipal Obligations
            (Cost $55,010,000)..........................................................      55,010,000
                                                                                             -----------

                                                                                  YIELD TO
                                                                                  MATURITY
                                                             COUPON   MATURITY   ON DATE OF
                                                              RATE      DATE      PURCHASE
                                                             ------   --------   ----------
            New York Tax-Exempt Commercial Paper (16.8%)
            Metropolitan Transportation Authority,
  1,000       Transit Facilities Ser CP-1 Subser B BANs....   1.00%   08/11/03      1.00%      1,000,000
  1,000       Transit Facilities Ser CP-1 Subser B BANs....   0.90    08/12/03      0.90       1,000,000
            New York City Municipal Water Finance
              Authority,
  2,000       Ser 5-B......................................   1.05    07/10/03      1.05       2,000,000
  2,000       Ser 5-B......................................   1.05    07/17/03      1.05       2,000,000
  1,500     New York State Dormitory Authority, Columbia
              University 1997 Issue........................   0.90    08/08/03      0.90       1,500,000
  1,500     New York State Power Authority, Ser 1..........   1.05    08/13/03      1.05       1,500,000
            Puerto Rico
            Puerto Rico Government Development Bank,
  1,504       Ser 1986.....................................   1.00    07/16/03      1.00       1,504,000
  1,500       Ser 1986.....................................   1.00    07/23/03      1.00       1,500,000
                                                                                              ----------
            Total New York Tax-Exempt Commercial Paper
            (Cost $12,004,000).............................................................   12,004,000
                                                                                              ----------
            New York Tax-Exempt Short-Term Municipal Notes (6.3%)
  2,500     Erie County, Ser 2003 A RANs, dtd 06/24/03.....   1.50    06/23/04      0.90       2,514,541
  2,000     Middle Country Central School District, Ser
              2003 TANs, dtd 06/26/03......................   1.25    06/25/04      0.90       2,006,805
                                                                                              ----------
            Total New York Tax-Exempt Short-Term Municipal Notes
            (Cost $4,521,346)..............................................................    4,521,346
                                                                                              ----------

                       See Notes to Financial Statements

Morgan Stanley New York Municipal Money Market Trust
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) continued


                                                                                                VALUE
---------------------------------------------------------------------------------------------------------
            Total Investments
            (Cost $71,535,346) (a)............................................    100.2%      71,535,346

            Liabilities in Excess of Other Assets.............................    (0.2)         (175,047)
                                                                                  -----      -----------
            Net Assets........................................................    100.0%     $71,360,299
                                                                                  =====      ===========

---------------------

    AMT      Alternative Minimum Tax.
   BANs      Bond Anticipation Notes.
   RANs      Revenue Anticipation Notes.
   TANs      Tax Anticipation Notes.
     +       Rate shown is the rate in effect at June 30, 2003.
    ++       Joint exemption in New York & New Jersey.
     *       Date on which the principal amount can be recovered through demand.
    (a)      Cost is the same for federal income tax purposes.

Bond Insurance:
---------------
   Ambac     Ambac Assurance Corporation.
    FSA      Financial Security Assurance Inc.
   FGIC      Financial Guaranty Insurance Company.
   MBIA      MBIA Insurance Corporation.

                       See Notes to Financial Statements
 6

Morgan Stanley New York Municipal Money Market Trust
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
June 30, 2003 (unaudited)

Assets:
Investments in securities, at value
  (cost $71,535,346)........................................  $71,535,346
Cash........................................................      344,261
Interest receivable.........................................      109,419
Prepaid expenses............................................       25,973
                                                              -----------
    Total Assets............................................   72,014,999
                                                              -----------
Liabilities:
Payable for:
    Shares of beneficial interest redeemed..................      537,460
    Investment management fee...............................       31,181
    Distribution fee........................................        6,236
Accrued expenses............................................       79,823
                                                              -----------
    Total Liabilities.......................................      654,700
                                                              -----------
    Net Assets..............................................  $71,360,299
                                                              ===========
Composition of Net Assets:
Paid-in-capital.............................................  $71,359,694
Accumulated undistributed net investment income.............          605
                                                              -----------
    Net Assets..............................................  $71,360,299
                                                              ===========
Net Asset Value Per Share,
    71,360,221 shares outstanding (unlimited shares
     authorized of $.01 par value)..........................        $1.00
                                                                    =====

                       See Notes to Financial Statements

Morgan Stanley New York Municipal Money Market Trust
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended June 30, 2003 (unaudited)

Net Investment Income:
Interest Income.............................................  $437,263
                                                              --------
Expenses
Investment management fee...................................   191,608
Distribution fee............................................    35,971
Professional fees...........................................    25,722
Transfer agent fees and expenses............................    18,928
Shareholder reports and notices.............................    13,737
Trustees' fees and expenses.................................    10,901
Custodian fees..............................................     3,634
Other.......................................................     4,405
                                                              --------
    Total Expenses..........................................   304,906

Less: expense offset........................................    (3,625)
                                                              --------
    Net Expenses............................................   301,281
                                                              --------
Net Investment Income.......................................  $135,982
                                                              ========

                       See Notes to Financial Statements
 8

Morgan Stanley New York Municipal Money Market Trust
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets

                                                               FOR THE SIX      FOR THE YEAR
                                                              MONTHS ENDED          ENDED
                                                              JUNE 30, 2003   DECEMBER 31, 2002
                                                              -------------   -----------------
                                                               (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income.......................................  $    135,982       $   517,377
Dividends to shareholders from net investment income........      (135,979)         (517,356)
Net increase (decrease) from transactions in shares of
  beneficial interest.......................................   (12,124,446)        8,244,805
                                                              ------------       -----------
    Net Increase (Decrease).................................   (12,124,443)        8,244,826
Net Assets:
Beginning of period.........................................    83,484,742        75,239,916
                                                              ------------       -----------
End of Period
(Including accumulated undistributed net investment income
of $605 and $602, respectively).............................  $ 71,360,299       $83,484,742
                                                              ============       ===========

                       See Notes to Financial Statements

Morgan Stanley New York Municipal Money Market Trust
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2003 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley New York Municipal Money Market Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is to provide a high level of daily income which is exempt from federal and New York income tax, consistent with stability of principal and liquidity. The Fund was organized as a Massachusetts business trust on December 28, 1989 and commenced operations on March 20, 1990.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- Portfolio securities are valued at amortized cost, which approximates market value.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to shareholders as of the close of each business day.

E. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Management Agreement

Pursuant to an Investment Management Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of the daily net assets not exceeding $500 million; 0.425% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of the daily net assets exceeding

Morgan Stanley New York Municipal Money Market Trust
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2003 (UNAUDITED) continued

$1 billion but not exceeding $1.5 billion; 0.325% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.30% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.275% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; and 0.25% to the portion of daily net assets exceeding $3 billion.

3. Plan of Distribution

Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Fund's shares and in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection with the promotion of sales of Fund shares.

Reimbursements for these expenses are made in monthly payments by the Fund to the Distributor, which will in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the six months ended June 30, 2003, the distribution fee was accrued at the annual rate of 0.09%.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales/maturities of portfolio securities for the six months ended June 30, 2003 aggregated $108,379,725 and $120,609,000, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At June 30, 2003, the Fund had transfer agent fees and expenses payable of approximately $260.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended June 30, 2003 included in Trustees' fees and expenses in the Statement of Operations amounted to $3,383. At June 30, 2003, the Fund had an accrued pension liability of $55,564 which is included in accrued expenses in the Statement of Assets and Liabilities.

Morgan Stanley New York Municipal Money Market Trust
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2003 (UNAUDITED) continued

5. Shares of Beneficial Interest

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                               FOR THE SIX      FOR THE YEAR
                                                              MONTHS ENDED          ENDED
                                                              JUNE 30, 2003   DECEMBER 31, 2002
                                                              -------------   -----------------
                                                               (unaudited)

Shares sold.................................................    74,196,483       164,932,163
Shares issued in reinvestment of dividends..................       135,979           517,356
                                                               -----------      ------------
                                                                74,332,462       165,449,519
Shares redeemed.............................................   (86,456,908)     (157,204,714)
                                                               -----------      ------------
Net increase (decrease) in shares outstanding...............   (12,124,446)        8,244,805
                                                               ===========      ============

6. Expense Offset

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

Morgan Stanley New York Municipal Money Market Trust
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                    FOR THE SIX                       FOR THE YEAR ENDED DECEMBER 31,
                                                   MONTHS ENDED    -------------------------------------------------------------
                                                   JUNE 30, 2003        2002         2001        2000        1999         1998
                                                   -------------      --------     --------    --------    --------     --------
                                                    (unaudited)
Selected Per Share Data:

Net asset value, beginning of period.............      $ 1.00          $ 1.00       $ 1.00      $ 1.00      $ 1.00      $  1.00
                                                       ------          ------       ------      ------      ------      -------

Net income from investment operations............       0.002           0.006        0.019       0.031       0.023        0.025

Less dividends from net investment income........      (0.002)         (0.006)      (0.019)     (0.031)     (0.023)      (0.025)
                                                       ------          ------       ------      ------      ------      -------

Net asset value, end of period...................      $ 1.00          $ 1.00       $ 1.00      $ 1.00      $ 1.00      $  1.00
                                                       ======          ======       ======      ======      ======      =======

Total Return.....................................        0.18%(1)        0.64%        1.90%       3.15%       2.29%        2.53%

Ratios to Average Net Assets:
Expenses (before expense offset).................        0.80%(2)(3)     0.80%(3)     0.78%(3)    0.82%(3)    0.88%(3)     0.87%(3)

Net investment income............................        0.35%(2)        0.63%        1.90%       3.12%       2.25%        2.48%

Supplemental Data:
Net assets, end of period, in thousands..........     $71,360         $83,485      $75,240     $73,250     $62,009      $77,080

---------------------

  (1)  Not annualized.
  (2)  Annualized.
  (3)  Does not reflect the effect of the expense offset of 0.01%.

                       See Notes to Financial Statements

                      (This Page Intentionally Left Blank)

                      (This Page Intentionally Left Blank)

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Philip J. Purcell
Fergus Reid

OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Barry Fink
Vice President and General Counsel

Joseph J. McAlinden
Vice President

Stefanie V. Chang
Vice President

Francis Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(c) 2003 Morgan Stanley

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TAX-FREE MONEY MARKET

Morgan Stanley
New York Municipal
Money Market Trust

Semiannual Report
June 30, 2003

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37906RPT-11781G03-AP-7/03

Item 9 - Controls and Procedures

  The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

    There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

Item 10b Exhibits
A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

Items 2 - 8 and Item 10a are not applicable


                                   SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley New York Municipal Money Market Trust
Ronald E. Robison
Principal Executive Officer
August 19, 2003

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Ronald E. Robison
Principal Executive Officer
August 19, 2003

Francis Smith
Principal Financial Officer
August 19, 2003



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